Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 90.1%
Automobile Components - 2.8%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	$ 1,702,000	$ 1,736,542
7.75%, 10/15/2033 (A)	1,700,000	1,748,836
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033 (B)	6,960,000	6,635,523
Phinia, Inc.
6.63%, 10/15/2032 (A)	5,013,000	5,218,774
6.75%, 04/15/2029 (A)	1,566,000	1,618,818
ZF North America Capital, Inc.
6.75%, 04/23/2030 (A)	1,831,000	1,835,825
6.88%, 04/14/2028 (A)	2,073,000	2,140,362
7.13%, 04/14/2030 (A)	2,781,000	2,846,045
		23,780,725
Automobiles - 1.0%
Ford Motor Credit Co. LLC
7.35%, 11/04/2027 - 03/06/2030	7,716,000	8,156,120
Banks - 1.6%
Barclays PLC
Fixed until 03/15/2029 (C), 8.00% (D)	2,500,000	2,672,610
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A)(D)(E)(F)	2,250,000	540,000
Fixed until 08/21/2026 (C), 6.38% (A)(D)(E)(F)	2,982,000	715,680
Fixed until 09/12/2025 (C), 7.25% (A)(D)(E)(F)	2,450,000	588,000
Intesa Sanpaolo SpA
Fixed until 06/20/2053, 7.78% (D), 06/20/2054 (A)	2,640,000	3,187,072
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (A)	1,977,000	2,346,801
Lloyds Banking Group PLC
Fixed until 09/27/2035 (C), 6.63% (B)(D)	3,380,000	3,353,246
		13,403,409
Biotechnology - 0.7%
Genmab AS/Genmab Finance LLC
6.25%, 12/15/2032 (A)	1,854,000	1,900,420
7.25%, 12/15/2033 (A)	3,716,000	3,932,863
		5,833,283
Building Products - 2.3%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)(B)	2,965,000	2,304,853
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	1,194,000	527,163
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	7,138,000	7,388,380
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	2,851,000	2,956,748
6.75%, 03/01/2033 (A)	1,216,000	1,263,263
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)	$ 4,421,000	$ 4,713,206
		19,153,613
Chemicals - 2.8%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	2,406,000	144,360
Inversion Escrow Issuer LLC
6.75%, 08/01/2032 (A)	3,710,000	3,674,739
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	3,750,000	4,002,885
8.50%, 11/15/2028 (A)	1,578,000	1,648,202
9.00%, 02/15/2030 (A)	1,646,000	1,755,342
Olin Corp.
6.63%, 04/01/2033 (A)	4,010,000	3,929,458
Olympus Water U.S. Holding Corp.
7.25%, 06/15/2031 - 02/15/2033 (A)	8,258,000	8,296,213
		23,451,199
Commercial Services & Supplies - 4.7%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	5,791,000	6,094,582
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031 (A)(B)	4,052,000	4,142,238
8.25%, 01/15/2030 (A)(B)	643,000	665,495
8.38%, 06/15/2032 (A)	1,093,000	1,124,401
Enviri Corp.
5.75%, 07/31/2027 (A)	5,303,000	5,309,162
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (A)	2,406,000	2,411,539
Herc Holdings, Inc.
6.00%, 03/15/2034 (A)	3,007,000	3,022,239
6.63%, 06/15/2029 (A)	2,067,000	2,139,122
7.00%, 06/15/2030 (A)	1,666,000	1,748,572
7.25%, 06/15/2033 (A)	1,750,000	1,852,044
Hertz Corp.
4.63%, 12/01/2026 (A)	812,000	766,898
12.63%, 07/15/2029 (A)	4,426,000	4,455,163
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (A)	4,360,000	3,823,782
Madison IAQ LLC
5.88%, 06/30/2029 (A)	2,532,000	2,528,852
		40,084,089
Communications Equipment - 4.9%
Altice Financing SA
9.63%, 07/15/2027 (A)	2,357,000	1,825,743
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	8,098,563	4,975,920
Iliad Holding SAS
7.00%, 10/15/2028 - 04/15/2032 (A)	4,269,000	4,339,789
8.50%, 04/15/2031 (A)	2,144,000	2,295,838
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	878,000	814,451
3.75%, 07/15/2029 (A)	6,153,000	5,676,143
6.88%, 06/30/2033 (A)	433,000	446,203
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Level 3 Financing, Inc. (continued)
7.00%, 03/31/2034 (A)	$ 4,767,000	$ 4,937,683
8.50%, 01/15/2036 (A)	3,437,000	3,518,573
Vmed O2 U.K. Financing I PLC
6.75%, 01/15/2033 (A)	3,700,000	3,608,092
7.75%, 04/15/2032 (A)	8,869,000	9,120,835
		41,559,270
Construction & Engineering - 1.1%
Century Communities, Inc.
6.63%, 09/15/2033 (A)	4,223,000	4,276,932
KB Home
7.25%, 07/15/2030	4,932,000	5,076,863
		9,353,795
Consumer Staples Distribution & Retail - 0.8%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	1,247,000	1,277,058
6.75%, 07/01/2036	1,293,000	1,290,035
6.88%, 11/01/2035	686,000	693,785
7.50%, 06/15/2029	3,845,000	3,926,683
		7,187,561
Containers & Packaging - 5.1%
Ardagh Group SA
9.50%, 12/01/2030 (A)(B)	3,963,091	4,282,417
PIK Rate 6.50%, Cash Rate 5.50%, 12/01/2030 (A)(G)	5,997,000	5,667,165
Cascades, Inc./Cascades USA, Inc.
6.75%, 07/15/2030 (A)	6,660,000	6,894,898
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	889,000	896,832
6.88%, 01/15/2030 (A)	1,650,000	1,671,450
Graphic Packaging International LLC
6.38%, 07/15/2032 (A)(B)	7,172,000	7,252,337
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	7,625,000	7,767,969
9.25%, 04/15/2027 (A)(B)	2,009,000	1,938,685
Owens-Brockway Glass Container, Inc.
7.38%, 06/01/2032 (A)(B)	4,854,000	4,950,654
Trivium Packaging Finance BV
8.25%, 07/15/2030 (A)	563,000	600,763
12.25%, 01/15/2031 (A)	1,245,000	1,362,290
		43,285,460
Electric Utilities - 2.3%
Alpha Generation LLC
6.25%, 01/15/2034 (A)	5,975,000	6,013,772
Clearway Energy Operating LLC
5.75%, 01/15/2034 (A)	5,892,000	5,913,479
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	7,355,000	7,728,193
		19,655,444
Electrical Equipment - 1.4%
Energizer Holdings, Inc.
6.00%, 09/15/2033 (A)(B)	5,317,000	5,110,108
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment (continued)
WESCO Distribution, Inc.
7.25%, 06/15/2028 (A)	$ 6,300,000	$ 6,375,783
		11,485,891
Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc.
6.63%, 07/15/2032 (A)	4,361,000	4,555,684
Energy Equipment & Services - 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032 (A)	6,188,000	6,414,462
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034 (A)	1,715,000	1,713,706
Kodiak Gas Services LLC
6.50%, 10/01/2033 (A)	1,749,000	1,791,471
		9,919,639
Financial Services - 2.9%
Azorra Finance Ltd.
7.25%, 01/15/2031 (A)	6,416,000	6,719,724
ILFC E-Capital Trust I
3-Month Term SOFR + 0.00%, 6.35% (D), 12/21/2065 (A)	14,224,000	12,243,816
UWM Holdings LLC
6.63%, 02/01/2030 (A)	5,241,000	5,286,251
		24,249,791
Food Products - 3.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)(H)	7,121,000	7,003,316
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	4,655,000	4,841,433
Darling Ingredients, Inc.
6.00%, 06/15/2030 (A)	6,203,000	6,285,599
Post Holdings, Inc.
6.25%, 10/15/2034 (A)	1,666,000	1,677,922
6.38%, 03/01/2033 (A)	1,924,000	1,938,753
6.50%, 03/15/2036 (A)	5,539,000	5,544,006
		27,291,029
Health Care Providers & Services - 4.5%
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032 (A)	7,474,000	8,046,045
DaVita, Inc.
6.75%, 07/15/2033 (A)	4,046,000	4,152,766
IQVIA, Inc.
6.25%, 06/01/2032 (A)	4,891,000	5,081,504
Kedrion SpA
6.50%, 09/01/2029 (A)	5,049,000	4,962,265
LifePoint Health, Inc.
11.00%, 10/15/2030 (A)	3,750,000	4,089,664
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	3,852,000	4,053,132
Tenet Healthcare Corp.
5.50%, 11/15/2032 (A)	2,143,000	2,165,063
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.00%, 11/15/2033 (A)	$ 681,000	$ 700,771
6.13%, 10/01/2028 - 06/15/2030	4,611,000	4,677,938
		37,929,148
Health Care REITs - 0.7%
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/2027 (B)	2,547,000	2,490,329
8.50%, 02/15/2032 (A)	3,156,000	3,381,203
		5,871,532
Hotel & Resort REITs - 1.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.00%, 02/01/2030 (A)	7,638,000	7,869,195
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	6,194,000	6,332,454
		14,201,649
Hotels, Restaurants & Leisure - 7.8%
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (A)	2,035,000	2,101,382
Carnival Corp.
5.13%, 05/01/2029 (A)	1,215,000	1,229,240
6.13%, 02/15/2033 (A)	1,239,000	1,274,569
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	3,681,000	3,700,955
6.75%, 05/01/2031 (A)	3,906,000	4,024,485
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032 (A)(B)	4,317,000	4,129,804
Marriott Ownership Resorts, Inc.
6.50%, 10/01/2033 (A)	2,977,000	2,832,593
MGM Resorts International
6.13%, 09/15/2029	2,011,000	2,056,861
6.50%, 04/15/2032 (B)	5,619,000	5,752,226
NCL Corp. Ltd.
6.25%, 09/15/2033 (A)(B)	2,164,000	2,175,956
6.75%, 02/01/2032 (A)	3,481,000	3,567,350
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/2030 (A)	4,436,000	4,503,241
Station Casinos LLC
6.63%, 03/15/2032 (A)	4,329,000	4,427,835
Travel & Leisure Co.
6.13%, 09/01/2033 (A)	4,776,000	4,826,731
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	2,930,000	2,970,410
7.00%, 02/15/2029 (A)	4,467,000	4,485,011
9.13%, 07/15/2031 (A)	2,792,000	2,977,863
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	3,440,000	3,027,200
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	5,332,000	5,744,841
		65,808,553
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 1.2%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	$ 3,862,000	$ 3,782,188
8.50%, 06/01/2028 (A)	1,230,000	1,289,587
Whirlpool Corp.
6.50%, 06/15/2033 (B)	5,250,000	5,180,658
		10,252,433
Insurance - 4.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	3,561,000	3,660,174
6.75%, 10/15/2027 (A)	1,866,000	1,871,277
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	12,590,000	12,844,308
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.24% (D), 02/12/2067 (A)	7,178,000	6,837,089
HUB International Ltd.
7.25%, 06/15/2030 (A)	4,083,000	4,260,015
7.38%, 01/31/2032 (A)	1,430,000	1,497,934
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.47% (D), 05/17/2066	3,958,000	3,439,173
		34,409,970
Internet & Catalog Retail - 1.4%
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%, 05/01/2029 (A)	5,200,000	4,956,384
9.50%, 05/30/2029 (A)	7,368,000	7,105,268
		12,061,652
Machinery - 1.7%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	4,324,000	4,498,971
Columbus McKinnon Corp.
7.13%, 02/01/2033 (A)	983,000	988,111
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	2,057,000	1,749,710
SPX Flow, Inc.
8.75%, 04/01/2030 (A)	6,616,000	6,797,576
		14,034,368
Media - 8.1%
Adelphia Communications Corp.
9.25%, 10/01/2049 (E)(F)(I)(J)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (F)(I)(J)(K)	1,460,000	102
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029 (A)	3,297,000	3,328,516
7.38%, 03/01/2031 (A)(B)	5,922,000	6,091,458
7.38%, 02/01/2036 (A)	3,400,000	3,404,077
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	8,015,000	7,543,552
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031 (A)	$ 1,648,000	$ 1,718,539
7.50%, 03/15/2033 (A)	939,000	997,722
CSC Holdings LLC
5.00%, 11/15/2031 (A)(B)	5,000,000	1,855,535
5.75%, 01/15/2030 (A)	3,813,000	1,498,716
11.75%, 01/31/2029 (A)	6,217,000	4,533,226
Directv Financing LLC
8.88%, 02/01/2030 (A)	4,312,000	4,365,939
DISH DBS Corp.
7.75%, 07/01/2026	1,280,000	1,253,285
DISH Network Corp.
11.75%, 11/15/2027 (A)	2,515,000	2,602,919
Gray Media, Inc.
5.38%, 11/15/2031 (A)	3,068,000	2,277,749
9.63%, 07/15/2032 (A)	3,000,000	3,092,855
iHeartCommunications, Inc.
7.75%, 08/15/2030 (A)	2,786,173	2,385,382
9.13%, 05/01/2029 (A)(B)	3,596,700	3,398,882
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	6,700,000	4,673,250
Univision Communications, Inc.
8.00%, 08/15/2028 (A)	2,417,000	2,494,337
9.38%, 08/01/2032 (A)	1,588,000	1,709,730
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	3,225,000	2,817,912
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,331,000	2,104,795
7.50%, 01/15/2033 (A)(B)	4,168,000	4,180,766
		68,329,335
Metals & Mining - 3.4%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	4,819,000	4,863,720
Constellium SE
6.38%, 08/15/2032 (A)	4,120,000	4,260,665
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/2030 (A)	708,000	728,489
6.13%, 04/15/2032 (A)(B)	5,175,000	5,389,380
Kaiser Aluminum Corp.
5.88%, 03/01/2034 (A)	1,700,000	1,712,636
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	3,160,000	3,319,293
Novelis Corp.
6.38%, 08/15/2033 (A)	4,445,000	4,527,833
6.88%, 01/30/2030 (A)	3,632,000	3,764,390
		28,566,406
Mortgage Real Estate Investment Trusts - 0.8%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	4,009,000	4,120,687
6.50%, 07/01/2030 (A)	2,254,000	2,347,236
		6,467,923
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 9.9%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	$ 3,827,000	$ 4,027,137
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	6,941,000	6,772,322
Crescent Energy Finance LLC
8.38%, 01/15/2034 (A)	2,266,000	2,287,448
9.75%, 10/15/2030 (A)(B)	6,018,000	6,400,248
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	3,309,000	3,453,477
8.88%, 04/15/2030	1,755,000	1,846,978
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	6,422,000	6,707,805
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	4,327,000	4,478,462
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	4,959,000	4,798,497
Occidental Petroleum Corp.
6.45%, 09/15/2036	6,446,000	6,875,871
6.60%, 03/15/2046	2,418,000	2,500,021
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)(B)	1,971,000	1,973,665
9.88%, 03/15/2030 (A)(B)	1,670,000	1,770,983
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	2,044,000	2,105,629
7.00%, 01/15/2032 (A)	4,039,000	4,234,088
SM Energy Co.
7.00%, 08/01/2032 (A)(B)	3,381,000	3,389,663
8.63%, 11/01/2030 (A)	210,000	222,101
8.75%, 07/01/2031 (A)	5,685,000	5,971,285
9.63%, 06/15/2033 (A)	512,000	559,968
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,878,000	5,194,436
9.88%, 02/01/2032 (A)	6,042,000	6,388,182
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	634,000	652,577
7.75%, 05/01/2035 (A)	1,123,000	1,252,261
		83,863,104
Paper & Forest Products - 1.1%
Magnera Corp.
7.25%, 11/15/2031 (A)	10,075,000	9,521,009
Pharmaceuticals - 2.3%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)	1,939,000	1,989,912
Bausch Health Cos., Inc.
7.00%, 01/15/2028 (A)(B)	1,761,000	1,590,203
11.00%, 09/30/2028 (A)(B)	3,003,000	3,121,859
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (D), 12/10/2054	1,623,000	1,687,252
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	6,953,000	7,277,330
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	$ 2,832,000	$ 2,571,889
6.75%, 05/15/2034 (A)	1,266,000	1,237,111
		19,475,556
Real Estate Management & Development - 0.8%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	4,996,000	5,027,290
8.88%, 09/01/2031 (A)	1,905,000	2,030,288
		7,057,578
Semiconductors & Semiconductor Equipment - 0.8%
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	1,320,000	1,363,642
6.63%, 07/24/2033 (A)	4,919,000	5,136,459
		6,500,101
Textiles, Apparel & Luxury Goods - 0.5%
William Carter Co.
7.38%, 02/15/2031 (A)(B)	4,264,000	4,408,168
Total Corporate Debt Securities (Cost $754,538,494)		761,164,487
LOAN ASSIGNMENTS - 6.7%
Automobile Components - 0.7%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (D), 05/06/2030	5,705,444	5,702,592
Commercial Services & Supplies - 1.8%
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (D), 02/01/2029	6,037,106	6,014,467
Madison IAQ LLC Term Loan, 6-Month Term SOFR + 2.50%, 6.70% (D), 06/21/2028	4,924,717	4,921,201
WW International, Inc. Takeback Term Loan, 3-Month Term SOFR + 6.80%, 10.49% (D), 06/24/2030	5,180,765	4,581,739
		15,517,407
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 6.89% (D), 04/13/2029	2,977,157	2,960,616
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services - 0.5%
Trinseo Luxco Finance SPV SARL
Term Loan A, 3-Month Term SOFR + 8.50%, 12.41% (D), 05/03/2028	$ 735,904	$ 543,342
Term Loan B, 3-Month Term SOFR + 8.50%, 12.41% (D), 05/03/2028	5,415,864	3,998,711
		4,542,053
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 5.97% (D), 02/06/2031	5,084,438	5,043,762
Machinery - 0.5%
GrafTech Finance, Inc.
Delayed Draw Term Loan, 3-Month Term SOFR + 6.00%, 3.75% (D), 12/21/2029	1,532,211	1,551,363
Term Loan, 3-Month Term SOFR + 6.00%, 9.86% (D), 12/21/2029	2,681,368	2,717,119
		4,268,482
Media - 0.6%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.83% (D), 08/23/2028	5,260,000	5,252,110
Software - 1.6%
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.61% (D), 05/15/2028 (H)	8,601,300	2,257,841
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.11% (D), 05/15/2028	1,466,752	1,449,884

UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.34% (D), 02/10/2031	10,001,544	9,700,108
		13,407,833
Total Loan Assignments (Cost $62,292,981)		56,694,855

	Shares	Value
COMMON STOCKS - 0.6%
Diversified Consumer Services - 0.2%
WW International, Inc. (B)(F)	48,243	976,921
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (F)(I)(J)(L)	3,226	0
Passenger Airlines - 0.0% *
ASG WT Corp. (F)(I)(J)	1,265	86,391
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software - 0.4%
Avaya Holdings Corp. (F)(J)(M)	233,572	3,328,401
Total Common Stocks (Cost $2,816,843)		4,391,713
OTHER INVESTMENT COMPANY - 9.9%
Securities Lending Collateral - 9.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (N)	83,744,195	83,744,195
Total Other Investment Company (Cost $83,744,195)		83,744,195

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 1.35% (N), dated 01/30/2026, to be repurchased at $17,848,860 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $18,203,860.	$ 17,846,852	17,846,852
Total Repurchase Agreement (Cost $17,846,852)		17,846,852
Total Investments (Cost $921,239,365)		923,842,102
Net Other Assets (Liabilities) - (9.4)%		(79,031,596)
Net Assets - 100.0%		$ 844,810,506
INVESTMENT VALUATION:

Valuation Inputs (O)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$761,164,294	$193	$761,164,487
Loan Assignments	—	56,694,855	—	56,694,855
Common Stocks	976,921	3,328,401	86,391	4,391,713
Other Investment Company	83,744,195	—	—	83,744,195
Repurchase Agreement	—	17,846,852	—	17,846,852
Total Investments	$84,721,116	$839,034,402	$86,584	$923,842,102

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(M)	$—	$—	$—	$3,328,401
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $666,515,090, representing 78.9% of the
Fund's net assets.

Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $84,253,357, collateralized by cash collateral of $83,744,195 and non-cash collateral, such as U.S. government securities of $2,272,610. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2026, the value of this security is $1,843,771, representing 0.2% of the Fund's net assets.

(F)	Non-income producing security.
(G)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(I)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At January 31, 2026,
the total value of the securities is $86,584, representing 0.0% of the Fund’s net assets.

(J)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $3,414,985, representing 0.4% of the Fund’s net assets.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	Security deemed worthless.
(M)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(N)	Rate disclosed reflects the yield at January 31, 2026.
(O)
The Fund recognized transfers in and out of Level 3 as of January 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(P)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds